UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)(1)	950,000	$81,557,500
Honeywell International, Inc.	1,075,000	81,001,250
United Technologies Corp.	1,000,000	93,430,000

		$255,988,750

Biotechnology — 1.3%
Gilead Sciences, Inc.(1)(2)	2,000,000	$97,860,000

		$97,860,000

Capital Markets — 3.0%
Ameriprise Financial, Inc.	850,000	$62,602,500
Goldman Sachs Group, Inc. (The)	750,000	110,362,500
State Street Corp.	900,000	53,181,000

		$226,146,000

Chemicals — 2.6%
Air Products and Chemicals, Inc.	450,000	$39,204,000
E.I. du Pont de Nemours & Co.(1)	850,000	41,786,000
LyondellBasell Industries NV, Class A	1,800,000	113,922,000

		$194,912,000

Commercial Banks — 8.1%
KeyCorp	5,200,000	$51,792,000
PNC Financial Services Group, Inc.	2,650,000	176,225,000
Regions Financial Corp.	9,600,000	78,624,000
U.S. Bancorp	2,350,000	79,735,500
Wells Fargo & Co.	6,135,000	226,933,650

		$613,310,150

Computers & Peripherals — 1.0%
EMC Corp.(2)	3,150,000	$75,253,500

		$75,253,500

Consumer Finance — 2.6%
American Express Co.	1,600,000	$107,936,000
Discover Financial Services	2,000,000	89,680,000

		$197,616,000

Diversified Financial Services — 5.7%
Citigroup, Inc.	4,911,000	$217,262,640
JPMorgan Chase & Co.	4,585,000	217,604,100

		$434,866,740

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	2,650,000	$97,228,500
Verizon Communications, Inc.	2,100,000	103,215,000

		$200,443,500

Security	Shares	Value
Electric Utilities — 3.4%
American Electric Power Co., Inc.	2,650,000	$128,869,500
NextEra Energy, Inc.	1,675,000	130,114,000

		$258,983,500

Electrical Equipment — 0.6%
Eaton Corp. PLC(1)	800,000	$49,000,000

		$49,000,000

Energy Equipment & Services — 2.0%
National Oilwell Varco, Inc.	1,150,000	$81,362,500
Schlumberger, Ltd.	1,000,000	74,890,000

		$156,252,500

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	3,150,000	$173,218,500

		$173,218,500

Food Products — 2.7%
Kraft Foods Group, Inc.	825,000	$42,512,250
Mondelez International, Inc., Class A	2,750,000	84,177,500
Nestle SA	1,075,000	77,802,679

		$204,492,429

Health Care Equipment & Supplies — 2.0%
Covidien PLC	1,400,000	$94,976,000
Stryker Corp.	930,000	60,673,200

		$155,649,200

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	1,270,000	$65,341,500
Humana, Inc.	550,000	38,010,500

		$103,352,000

Industrial Conglomerates — 2.4%
General Electric Co.	8,000,000	$184,960,000

		$184,960,000

Insurance — 4.8%
ACE, Ltd.	1,000,000	$88,970,000
Aflac, Inc.	1,750,000	91,035,000
Travelers Companies, Inc. (The)(1)	1,700,000	143,123,000
XL Group PLC	1,500,000	45,450,000

		$368,578,000

Internet Software & Services — 0.8%
Google, Inc., Class A(2)	80,000	$63,522,400

		$63,522,400

Security	Shares	Value
IT Services — 1.4%
International Business Machines Corp.	500,000	$106,650,000

		$106,650,000

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	1,100,000	$84,139,000

		$84,139,000

Machinery — 1.5%
Caterpillar, Inc.	750,000	$65,227,500
Deere & Co.(1)	600,000	51,588,000

		$116,815,500

Media — 4.4%
Comcast Corp., Class A	4,000,000	$168,040,000
Walt Disney Co. (The)	2,875,000	163,300,000

		$331,340,000

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,600,000	$52,960,000

		$52,960,000

Multi-Utilities — 1.8%
Sempra Energy	1,750,000	$139,895,000

		$139,895,000

Multiline Retail — 2.1%
Macy’s, Inc.	2,000,000	$83,680,000
Target Corp.	1,150,000	78,717,500

		$162,397,500

Oil, Gas & Consumable Fuels — 14.5%
Anadarko Petroleum Corp.	1,000,000	$87,450,000
Chevron Corp.	1,885,000	223,975,700
ConocoPhillips	2,325,000	139,732,500
EOG Resources, Inc.	625,000	80,043,750
Exxon Mobil Corp.	1,725,000	155,439,750
Marathon Oil Corp.	2,800,000	94,416,000
Occidental Petroleum Corp.	2,100,000	164,577,000
Phillips 66	2,250,000	157,432,500

		$1,103,067,200

Pharmaceuticals — 8.1%
Merck & Co., Inc.	3,950,000	$174,708,500
Pfizer, Inc.	7,925,000	228,715,500
Roche Holding AG PC	500,000	116,561,495
Sanofi	975,000	99,435,697

		$619,421,192

Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	675,000	$85,502,250
Boston Properties, Inc.	550,000	55,583,000
Public Storage, Inc.	400,000	60,928,000

		$202,013,250

Security	Shares	Value
Road & Rail — 1.9%
Union Pacific Corp.	1,000,000	$142,410,000

		$142,410,000

Software — 3.0%
Microsoft Corp.	4,050,000	$115,870,500
Oracle Corp.	3,450,000	111,573,000

		$227,443,500

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	1,150,000	$43,608,000

		$43,608,000

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	775,000	$38,742,250

		$38,742,250

Tobacco — 0.5%
Philip Morris International, Inc.	425,000	$39,401,750

		$39,401,750

Total Common Stocks (identified cost $5,367,102,038)		$7,424,709,311

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$16,179	$16,179,403
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	72,596	72,595,654

Total Short-Term Investments (identified cost $88,775,057)		$88,775,057

Total Investments — 98.7% (identified cost $5,455,877,095)		$7,513,484,368

Other Assets, Less Liabilities — 1.3%		$98,176,390

Net Assets — 100.0%		$7,611,660,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2013.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2013, the Portfolio loaned securities having a market value of $16,049,015 and received $16,179,403 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 were $4,456 and $50,612, respectively.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,500,621,221

Gross unrealized appreciation	$2,026,140,773
Gross unrealized depreciation	(13,277,626)

Net unrealized appreciation	$2,012,863,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$576,087,750	$—		$—	$576,087,750
Consumer Staples	339,310,000	77,802,679		—	417,112,679
Energy	1,259,319,700	—		—	1,259,319,700
Financials	2,042,530,140	—		—	2,042,530,140
Health Care	844,424,200	215,997,192		—	1,060,421,392
Industrials	749,174,250	—		—	749,174,250
Information Technology	472,869,400	—		—	472,869,400
Materials	247,872,000	—		—	247,872,000
Telecommunication Services	200,443,500	—		—	200,443,500
Utilities	398,878,500	—		—	398,878,500
Total Common Stocks	$7,130,909,440	$293,799,871	*	$—	$7,424,709,311
Short-Term Investments	$—	$88,775,057		$—	$88,775,057
Total Investments	$7,130,909,440	$382,574,928		$—	$7,513,484,368

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013